INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories
	12-31-2025	12-31-2024
Components of inventory	ThU.S.$	ThU.S.$
Raw materials	169,449	166,695
Production supplies	226,114	209,201
Work in progress	75,497	82,565
Finished goods	764,939	762,086
Spare parts	280,640	235,713
Total inventories	1,516,639	1,456,260